Investments - Table (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments
Long-term investments	¥ 200,000,000	$ 28,169,411	¥ 200,000,000
Total investments	200,000,000	28,169,411	200,000,000
Equity Securities
Investments
Long-term investments	¥ 200,000,000	$ 28,169,411	¥ 200,000,000